NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Convertible Debt [Table Text Block]
Balance, March 31, 2017	2,017,488
Additional principal investment	1,098,715
Fair value of warrants	(380,037)
Accretion expense	74,073
Accrued Interest	206,245
Balance, September 30, 2017	$3,016,484

Joint Venture Partner [Member]
Convertible Debt [Table Text Block]
Balance, March 31, 2017	-
Additional principal investment	500,000
Accrued Interest	13,611
Balance, September 30, 2017	$513,611

Demand Notes payable [Member]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Balance, March 31, 2017	330,600
Accrued interest	4,709
Balance, September 30, 2017	$335,309

Balance, March 31, 2016	$-
Acquisition of IMT (Note 3)	324,894
Accrued interest	5,706
Balance, March 31, 2017	$330,600

Promissory Note [Member]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Balance, March 31, 2017	236,548
Accrued interest	9,898
Repayment of principal	(12,319)
Repayment of interest	(41,973)
Balance, September 30, 2017	$192,154

Balance, March 31, 2016	$-
Acquisition of IMT (Note 4)	217,808
Accrued interest	18,740
Balance, March 31, 2017	$236,548